Presentation and Preparation of the Consolidated Financial Statements and Material Accounting Policies - Schedule of Exchange Rates of Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Argentina | ARS
Foreign Exchange Rates [Line Items]
Average rate	633.6	132.1
Year-end spot rate	808.5	176.7
Brazil | BRL
Foreign Exchange Rates [Line Items]
Average rate	4.9	5.2
Year-end spot rate	4.9	5.3
Chile | CLP
Foreign Exchange Rates [Line Items]
Average rate	875.8	872.3
Year-end spot rate	879	851.1
Colombia | COP
Foreign Exchange Rates [Line Items]
Average rate	3,939.9	4,273.1
Year-end spot rate	3,854.9	4,852.5
Costa Rica | CRC
Foreign Exchange Rates [Line Items]
Average rate	526.7	642.7
Year-end spot rate	523	593.2
Dominican Republic | DOP
Foreign Exchange Rates [Line Items]
Average rate	57.4	55
Year-end spot rate	58.1	56.2
Ecuador | USD
Foreign Exchange Rates [Line Items]
Average rate	1	1
Year-end spot rate	1	1
Egypt | EGP
Foreign Exchange Rates [Line Items]
Average rate	30.9	19.3
Year-end spot rate	30.9	24.7
Guatemala | GTQ
Foreign Exchange Rates [Line Items]
Average rate	7.8	7.8
Year-end spot rate	7.8	7.8
India | INR
Foreign Exchange Rates [Line Items]
Average rate	83.2	78.8
Year-end spot rate	83.2	82.7
Indonesia | IDR
Foreign Exchange Rates [Line Items]
Average rate	15,494.5	14,880.2
Year-end spot rate	15,397	15,568
Israel | ILS
Foreign Exchange Rates [Line Items]
Average rate	3.7	3.4
Year-end spot rate	3.6	3.5
Malaysia | MYR
Foreign Exchange Rates [Line Items]
Average rate	4.7	4.5
Year-end spot rate	4.6	4.4
Malta | EUR
Foreign Exchange Rates [Line Items]
Average rate	1.1	0.9
Year-end spot rate	1.1	0.9
Mexico | MXN
Foreign Exchange Rates [Line Items]
Average rate	17.2	20.1
Year-end spot rate	17	19.5
Morocco | MAD
Foreign Exchange Rates [Line Items]
Average rate	10	10.2
Year-end spot rate	9.9	10.4
Nigeria | NGN
Foreign Exchange Rates [Line Items]
Average rate	844.4	427.2
Year-end spot rate	911.7	460.8
Panama | USD
Foreign Exchange Rates [Line Items]
Average rate	1	1
Year-end spot rate	1	1
Paraguay | PYG
Foreign Exchange Rates [Line Items]
Average rate	7,339.6	7,007.8
Year-end spot rate	7,275	7,247.8
Peru | PEN
Foreign Exchange Rates [Line Items]
Average rate	3.7	3.8
Year-end spot rate	3.7	3.8
Singapore | SGD
Foreign Exchange Rates [Line Items]
Average rate	1.3	1.4
Year-end spot rate	1.3	1.3
South Africa | ZAR
Foreign Exchange Rates [Line Items]
Average rate	18.6	16.4
Year-end spot rate	18.4	17
Uruguay | UYU
Foreign Exchange Rates [Line Items]
Average rate	39.2	41.1
Year-end spot rate	38.9	39.9